Premises and Equipment - Year-End Premises and Equipment (Detail) - USD ($)	Dec. 31, 2020	Dec. 31, 2019
Property, Plant and Equipment [Line Items]
Premises and equipment, gross	$ 58,563,000	$ 56,686,000
Accumulated depreciation	(35,983,000)	(33,815,000)
Premises and equipment, net	22,580,000	22,871,000
Land and Improvements [Member]
Property, Plant and Equipment [Line Items]
Premises and equipment, gross	6,879,000	6,651,000
Buildings and Improvements [Member]
Property, Plant and Equipment [Line Items]
Premises and equipment, gross	28,835,000	28,047,000
Furniture and Equipment [Member]
Property, Plant and Equipment [Line Items]
Premises and equipment, gross	$ 22,849,000	$ 21,988,000